UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NEW YORK BOND FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48466-0212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration, Government National Mortgage Association, or the State of New York Mortgage Agency.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDC      Industrial Development Corp.
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity

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1  | USAA New York Bond Fund

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PORTFOLIO OF INVESTMENTS

USAA NEW YORK BOND FUND
December 31, 2011 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (95.7%)

            NEW YORK (92.3%)
$   1,000   Albany Capital Resource Corp.                         6.00%       11/15/2025        $  1,076
    1,000   Albany IDA                                            6.00         7/01/2019             605
      500   Albany IDA                                            5.00         7/01/2031             506
    1,000   Albany IDA                                            5.25        11/15/2032             992
    1,000   Albany IDA                                            5.25        11/15/2032             992
      500   Buffalo and Erie County Industrial Land Dev. Corp.    6.00        10/01/2031             568
    1,000   Canton Capital Resource Corp. (INS)                   5.00         5/01/2040           1,008
      750   Cattaraugus County IDA                                5.10         5/01/2031             724
    1,000   Yonkers (INS)                                         5.00        10/01/2024           1,084
      930   Clarence IDA (NBGA)                                   6.00         1/20/2044             960
    2,000   Dormitory Auth. (ETM)                                 5.30         2/15/2019           2,368
    1,000   Dormitory Auth. (INS)                                 5.25         7/01/2020           1,021
    1,140   Dormitory Auth. (INS)                                 5.00         7/01/2021           1,190
      500   Dormitory Auth. (INS)                                 5.00         7/01/2021             503
    1,655   Dormitory Auth. (INS)                                 5.13         9/01/2023           1,656
    1,500   Dormitory Auth. (NBGA)                                5.00         7/01/2024           1,625
    1,000   Dormitory Auth.                                       5.00         7/01/2024           1,130
    2,500   Dormitory Auth. (INS)                                 5.50         7/01/2024           2,507
    3,500   Dormitory Auth. (INS)                                 5.00         7/01/2025           3,735
    1,820   Dormitory Auth. (INS)                                 4.50         8/15/2025           1,869
    2,000   Dormitory Auth.                                       5.00         7/01/2026           2,062
    2,000   Dormitory Auth.                                       5.00         7/01/2026           2,108
    1,000   Dormitory Auth.                                       5.00         7/01/2027           1,091
    2,000   Dormitory Auth.                                       5.00         2/15/2030           2,086
    3,275   Dormitory Auth.                                       5.50         5/15/2030           3,946
      500   Dormitory Auth. (INS)                                 5.00         7/01/2030             525
    1,000   Dormitory Auth.                                       5.00         7/01/2031           1,029
    1,000   Dormitory Auth. (INS)                                 5.00         8/01/2031           1,010
    3,000   Dormitory Auth.                                       4.90         8/15/2031           3,123
    1,000   Dormitory Auth.                                       5.00         1/15/2032           1,044
    2,000   Dormitory Auth.                                       4.25         7/01/2032           2,017
      500   Dormitory Auth. (INS)                                 5.63        11/01/2032             563
    2,500   Dormitory Auth. (NBGA)                                5.00         6/01/2033           2,667
    2,500   Dormitory Auth. (INS)                                 5.00         7/01/2033           2,649
    2,000   Dormitory Auth.                                       5.25         7/01/2033           2,128
    1,300   Dormitory Auth.                                       5.75         7/01/2033           1,422
    2,000   Dormitory Auth.                                       5.00         2/15/2034           2,167
    1,200   Dormitory Auth. (INS)                                 5.00         7/01/2034           1,258
    3,000   Dormitory Auth. (NBGA)                                4.70         2/15/2035           3,033
    3,000   Dormitory Auth.                                       5.00         7/01/2035           3,127
    1,000   Dormitory Auth.                                       5.25         7/01/2035           1,054
    1,000   Dormitory Auth.                                       5.00         7/01/2036             999
    2,000   Dormitory Auth. (INS)                                 5.00         8/15/2036           2,080
    1,950   Dormitory Auth. (NBGA)                                4.75         2/15/2037           1,977
      250   Dormitory Auth.                                       5.30         7/01/2037             250
    2,000   Dormitory Auth.                                       5.00         7/01/2038           2,116
      500   Dormitory Auth.                                       5.50         3/01/2039             542
    1,000   Dormitory Auth.                                       5.50         7/01/2040           1,084
    2,000   Dormitory Auth.                                       5.00         5/01/2041           2,047

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2  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   1,000   Dutchess County IDA (INS)                             5.50%        4/01/2030        $  1,072
    3,000   Dutchess County IDA                                   4.50         8/01/2036           2,840
    1,250   Dutchess County Local Dev. Corp.                      5.75         7/01/2040           1,302
    1,000   Environmental Facilities Corp.                        5.00         6/15/2025           1,091
    1,000   Environmental Facilities Corp.                        4.50         6/15/2036           1,019
      250   Erie County IDA                                       5.25         5/01/2032             276
      200   Grand Central District Management Association, Inc.   5.00         1/01/2022             213
      120   Housing Finance Agency (INS)                          6.13        11/01/2020             120
    1,500   Liberty Dev. Corp.                                    5.25        10/01/2035           1,544
    3,000   Long Island Power Auth. (INS)                         5.00         9/01/2034           3,057
    1,000   Long Island Power Auth.                               5.00         9/01/2035           1,032
      500   Monroe County IDC                                     5.25        10/01/2031             519
    2,100   Monroe County IDC (NBGA)                              5.50         8/15/2040           2,301
      995   Mortgage Agency                                       5.35        10/01/2033           1,045
    2,200   MTA (INS)                                             5.00         7/01/2025           2,239
    3,000   MTA (INS)                                             4.75        11/15/2028           3,095
    1,500   MTA                                                   5.25        11/15/2038           1,622
    2,000   New York City                                         5.25         8/15/2023           2,335
    2,315   New York City                                         5.00         8/01/2026           2,568
    1,000   New York City Health and Hospital Corp. (INS)         5.25         2/15/2022           1,040
    1,885   New York City Health and Hospital Corp.               5.00         2/15/2025           2,039
    1,600   New York City Housing Dev. Corp. (INS)                5.00         7/01/2025           1,697
    1,000   New York City Housing Dev. Corp.                      5.00        11/01/2042           1,035
    1,535   New York City IDA                                     5.80         8/01/2016           1,539
    1,000   New York City IDA (INS)                               5.13         9/01/2021           1,022
    1,000   New York City IDA (INS)                               5.00        10/01/2023             783
    3,900   New York City IDA (INS)                               4.50         6/01/2035           3,744
    1,000   New York City IDA                                     5.00         9/01/2035             969
    1,000   New York City IDA (INS)                               5.25        11/01/2037           1,001
   17,090   New York City Municipal Water Finance Auth.           5.12 (a)     6/15/2020          14,038
    2,000   New York City Municipal Water Finance Auth.           5.00         6/15/2039           2,140
    3,000   New York City Transitional Finance Auth.              5.00         1/15/2034           3,174
    1,000   New York City Transitional Finance Auth.              5.13         1/15/2034           1,074
    2,000   New York City Trust for Cultural Resources            5.00        12/01/2039           2,092
    1,000   Niagara Falls City School District (INS)              5.00         6/15/2028           1,033
    1,500   Onondaga Civic Dev. Corp.                             5.38         7/01/2040           1,553
    1,000   Onondaga County Trust for Cultural Resources          5.00        12/01/2036           1,093
      675   Saratoga County IDA                                   5.25        12/01/2032             685
    1,000   Seneca County IDA                                     5.00        10/01/2027           1,017
    1,000   State                                                 5.00         2/15/2039           1,086
    1,500   Suffolk County EDC                                    5.00         7/01/2028           1,563
    2,600   Suffolk County IDA                                    5.00        11/01/2028           2,538
      800   Suffolk County IDA (INS)                              5.00         6/01/2036             603
    1,125   Suffolk Tobacco Asset Securitization Corp.            5.38         6/01/2028             948
    1,000   Thruway Auth. (INS)                                   5.00         3/15/2024           1,097
    1,000   Thruway Auth.                                         5.00         4/01/2028           1,106
    2,000   Tobacco Settlement Financing Corp.                    5.50         6/01/2019           2,126
    1,000   Tompkins County Dev. Corp.                            5.50         7/01/2033           1,106
    1,500   Town of Hempstead IDA                                 4.50         7/01/2036           1,510
    3,675   Triborough Bridge and Tunnel Auth.                    5.00        11/15/2029           4,113
    3,000   Triborough Bridge and Tunnel Auth.                    5.00        11/15/2031           3,228
      150   Triborough Bridge and Tunnel Auth. (PRE)              5.00         1/01/2032             150
    2,000   Troy Capital Resource Corp.                           5.00         9/01/2030           2,089
    1,000   Upper Mohawk Valley Regional Water Finance
               Auth. (INS)                                        4.25         4/01/2036             997
    1,685   Urban Dev. Corp.                                      5.00         1/01/2029           1,813
    2,000   Urban Dev. Corp.                                      5.00         3/15/2036           2,160
    1,000   Warren and Washington Counties IDA (INS)              5.00        12/01/2027           1,022
    1,000   Westchester County Health Care Corp.                  6.00        11/01/2030           1,097
                                                                                                --------
                                                                                                 179,733
                                                                                                --------
            PUERTO RICO (2.5%)
    1,000   Electric Power Auth.                                  5.25         7/01/2028           1,057

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                                                   Portfolio of Investments |  3

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Sales Tax Financing Corp.                             5.75%        8/01/2037        $  3,280
    2,500   Sales Tax Financing Corp.                             6.25(a)      8/01/2039             497
                                                                                                --------
                                                                                                   4,834
                                                                                                --------
            U.S. VIRGIN ISLANDS (0.9%)
      750   Water and Power Auth.                                 5.00         7/01/2018             833
    1,000   Water and Power Auth.                                 5.00         7/01/2031           1,007
                                                                                                --------
                                                                                                   1,840
                                                                                                --------
            Total Fixed-Rate Instruments (cost: $176,219)                                        186,407
                                                                                                --------
            VARIABLE-RATE DEMAND NOTES (3.0%)

            NEW YORK (3.0%)
    3,995   Dormitory Auth. (LIQ)(LOC - Dexia Credit Local) (b)   2.30         5/15/2022           3,995
      300   Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                  1.00        11/01/2037             300
      500   Housing Finance Agency (LOC - Landesbank
               Baden-Wurttemberg)                                 1.30        11/01/2041             500
    1,000   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local) (b)  2.30         3/15/2024           1,000
                                                                                                --------
            Total Variable-Rate Demand Notes (cost: $5,795)                                        5,795
                                                                                                --------

            TOTAL INVESTMENTS (COST: $182,014)                                                  $192,202
                                                                                                ========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                    ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS               $          --     $   186,407     $         --     $     186,407
  VARIABLE-RATE DEMAND NOTES                      --           5,795               --             5,795
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $   192,202     $         --     $     192,202
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through December 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA New York Bond Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

================================================================================

5  | USAA New York Bond Fund

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $11,478,000 and $1,290,000, respectively, resulting in net unrealized appreciation of $10,188,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $194,810,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

7  | USAA New York Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.